Schedule of contract assets (Details)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Contract Assetsliabilities
Retention receivables		$ 923,027	$ 1,204,920	$ 1,839,910
Other	[1]	2,288,723	2,987,699	1,578,908
Contract assets		$ 3,211,750	$ 4,192,619	$ 3,418,818

[1]	It represents the revenue not yet billed to the customers which the Group has completed the relevant services under such contracts but yet certified by representatives appointed by the customers.